LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2012
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

15.                              LONG-TERM OBLIGATIONS

The components of long-term obligations at December 31 were as follows:

	2012	2011
Accrued royalties	$23,566	$18,442
Marketing development funds	—	4,668
Other	2,960	2,033
	$26,526	$25,143